Related Party Transactions (Details) - USD ($) $ in Millions	Dec. 31, 2025	Nov. 13, 2025	Apr. 08, 2025
Fortissimo Capital Fund VI, L.P.
Related Party Transaction [Line Items]
Share capital, owernship percentage	14.90%		15.50%
Tritone Technologies Ltd. Transaction | Fortissimo Capital Fund VI, L.P.
Related Party Transaction [Line Items]
Share capital, owernship percentage		65.15%
Affiliated Entity | Tritone Technologies Ltd. Transaction
Related Party Transaction [Line Items]
Total investment		$ 7.0
Preferred A shares issued (in shares)		5,115,837